Share-based Payments - Additional Information (Detail)							12 Months Ended
	Jun. 29, 2017 EUR (€) shares	Dec. 08, 2016 EUR (€)	Nov. 05, 2015 EUR (€) Tranches shares	May 05, 2014 EUR (€) Tranches shares	May 06, 2013 EUR (€) shares	Oct. 29, 2010 EUR (€) shares	Dec. 31, 2017 EUR (€) Warrant	Dec. 31, 2016 EUR (€) Warrant	Dec. 31, 2015 EUR (€) Warrant	Dec. 31, 2014	May 31, 2013 Warrant	Oct. 31, 2010 Warrant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrant exercised				100,000	253,150	61,050	225,966
Number of warrants authorized | shares	520,000		466,000	100,000	266,241	79,500
Number of warrants offered	312,100		343,550	94,400	253,150	61,050	367,100	343,550
Number of warrants outstanding	308,434		253,065	60,697	7,000	766	674,962	571,444	319,330
Warrants expiration date	3 years	3 years	3 years	3 years	3 years	3 years
Percentage of warrants vested	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Exercise price of the different tranches ranges					€ 2.64	€ 35.36	€ 31.76	€ 20.92	€ 11.61
Warrants exercise period	5 years	5 years		10 years	10 years	10 years	Over four different exercise periods	10 years	Over three different exercise periods	Over four different exercise periods
Number of tranches | Tranches			5	5
Number of warrants cancelled | Warrant							(31,817)	(91,436)
Net expense recognized							€ 2,569,000	€ 2,847,000
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges	€ 31.34	€ 17.60	€ 15.90	€ 33.49
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of the different tranches ranges	€ 47.22	€ 36.81	€ 34.65	€ 45.05
Warrant1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New issue of warrants | Warrant											225,100	866
Number of warrant exercised								0
Warrants plan issuance date 5 November 2015 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
New issue of warrants		100,000
Number of warrants offered		45,000
Number of warrants outstanding		45,000
Number of warrants cancelled		100,000